Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Liabilities [Abstract]
Balance at 1 January	$ 122,140	$ 108,947
Adjustments for indexed leases	10,247	5,358
New or renewed leases	7,458	18,116
Installment payments	(7,655)	(6,595)
Derecognition due to acquisition of Alvotech Facility (see Note 12)	(80,075)	0
Foreign currency adjustment	(11,682)	(3,744)
Translation difference	99	58
Balance at 31 December	40,532	122,140
Current liabilities	(5,163)	(7,295)
Non-current liabilities	$ 35,369	$ 114,845